Subsequent Events (10Q) (Details Narrative) - USD ($)	Apr. 12, 2016	Apr. 11, 2016	Apr. 06, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total number of shares				150,000,000	75,000,000
Common stock, shares authorized				149,000,000	74,000,000	74,000,000
Debt conversion price per share					$ 0.25
Subsequent Event [Member]
Total number of shares			74,000,000
Common stock, shares authorized			149,000,000
Subsequent Event [Member] | 10% Original Issue Discount Senior Convertible Debentures [Member] | Securities Purchase Agreement [Member]
Debt maturity date		Apr. 12, 2017
Debt interest rate		10.00%
Debt pimcipal amount	$ 756,250
Debt outstanding		$ 675,800
Purchase price of convertible debt	625,000
Debt conversion price per share		$ 0.50
Debt term		1 year
Conversion price descripton		Each Debenture matures one year from its date of issuance. The Debentures bear interest at 10% per annum, which is payable in common stock or in cash, subject to a make-whole provision if a Debenture is converted or redeemed prior to maturity. The holder may convert the principal amount of a Debenture into shares of the Company’s common stock - initially at a conversion price of $.50 per share, then at $.35 per share after the Registration Statement is declared effective. If at any time the five day average VWAP for the Company’s common stock falls below $.22 or the single day VWAP falls below $.15, the conversion price will be adjusted to equal 60% of the lowest VWAP (70% if the Registration Statement is effective) during the 15 trading days prior to conversion. Once each month, commencing on the day before the five month anniversary of the issuance of a Debenture, the Company is required to pay one-eighth of the principal amount of the Debenture plus the interest and make-whole with respect to that one-eighth, in cash or in stock. If the Company opts to make the payment in stock, the conversion price per share will equal the lesser of $.35 or 60% of the lowest VWAP (70% if the Registration Statement is effective) during the 15 trading days prior to the payment date. Subject to customary equity conditions, the Company may redeem all or part of the principal amount of the Debentures by paying 110% of the principal amount redeemed plus the accrued interest and the make-whole with respect to the redeemed principal amount.
Subsequent Event [Member] | 10% Original Issue Discount Senior Convertible Debentures [Member] | Securities Purchase Agreement [Member] | Second Closing [Member]
Debt pimcipal amount	594,000
Purchase price of convertible debt	$ 550,000